Provisions (Tables)	9 Months Ended
Sep. 30, 2026
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2026	12.3	7.3	9.4	29.0
Additional provision in the period	14.6	—	1.9	16.5
Release of provision	(2.1)	—	(2.5)	(4.6)
Utilization of provision	(11.4)	—	(1.4)	(12.8)
Foreign exchange	—	—	—	—
Balance as of September 30, 2026	13.4	7.3	7.4	28.1

Analysis of total provisions:			September 30, 2026	December 31, 2025
Current			26.9	27.6
Non-current			1.2	1.4
Total			28.1	29.0